SEC  REGISTRATION  NOS.
811-8924  AND  33-87744

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933


POST-EFFECTIVE  AMENDMENT  NO.  6                       XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  ACT  OF  1940

AMENDMENT  NO.  9                                       XX

CALVERT  NEW  WORLD  FUND,  INC.
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4881

WILLIAM  M.  TARTIKOFF,  ESQ.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

IMMEDIATELY  UPON  FILING               XX  ON  JULY  31,  1999
PURSUANT  TO  PARAGRAPH  (B)            PURSUANT  TO  PARAGRAPH  (B)

ON  60  DAYS  AFTER  FILING             ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)            PURSUANT  TO  PARAGRAPH  (A)

OF  RULE  485.

PROSPECTUS
July  31,  1999

CALVERT  NEW  AFRICA  FUND




About  the  Fund
2     Investment  Objective,  Strategy,  Past  Performance
5     Fees  and  Expenses
7     Investment  Practices  and  Risks

About  Your  Investment
14     About  the  Advisor
14     Subadvisors  and  Portfolio  Management  Team
15     Advisory  Fees
16     How  to  Buy  Shares
16     Choosing  a  Share  Class
18     Calculation  of  CDSC/Waiver
19     Distribution  and  Service  Fees
20     Account  Application
20     Important  -  How  Shares  are  Priced
21     When  Your  Account  Will  be  Credited
21     Other  Calvert  Group  Features
       (Exchanges,  Minimum  Account  Balance,  etc.)
24     Dividends,  Capital  Gains  and  Taxes
25     How  to  Sell  Shares
27     Financial  Highlights
28     Exhibit  A-  Reduced  Sales  Charges  (Class  A)
30     Exhibit  B-  Service  Fees  and
       Other  Arrangements  with  Dealers



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert  New  Africa  Fund
Advisor:          Calvert-Sloan  Advisers,  L.L.C.
Subadvisors:     New  Africa  Advisers,  Inc.
          Calvert  Asset  Management  Company,  Inc.

Objective
The Fund seeks to achieve capital appreciation over time through investments primarily in the emerging market of equity and equity-linked securities and fixed-income securities of African and African-related companies. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal  Investment  Strategies
The Fund typically invests at least 65% of its assets in equity securities of African and African-related companies. The Fund defines African and African-related companies as those that are:

-     organized  under  the  laws  of  an  African  country,
-     derive  at  least  half  of  their  revenues  in  Africa,
-     have  at  least  half  of  their  assets  located  in  Africa,  or
-     have  securities  traded  principally  on  a  stock  exchange  in  Africa.

The Fund also buys equity securities of multinational companies that do business in Africa.

The Fund may invest up to 15% of its net assets in direct investments. These investments are generally privately placed venture capital investments in small, untried enterprises. Because they are not traded on an exchange and thus have no readily available market price, direct investments are valued under the direction and control of the Fund's Board.

New Africa Advisers, Inc., applies a "top-down"analysis for country allocation, based on economic analysis and fundamentals relative to the applicable index and then weights those countries accordingly, giving greater weight to countries it expects to have favorable economic conditions, and less to those it expects to have unfavorable economic conditions. After country allocations have been determined, it applies a "bottom-up" analysis, identifying companies which have an above market average prospective growth rate, but sell at below average valuations.

PRINCIPAL  RISKS
The Fund is designed for aggressive, long-term investors who are willing to accept above-average risk in order to seek a higher rate of return over time. Investments in African and African-related issuers involve risk factors and special considerations not normally associated with investments in United States issuers.
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  markets  in  African  countries  go  down
-     The  individual  stocks  in  the  Fund  do not perform as well as expected
-     Foreign  currency  values  go  down  versus  the  U.S.  dollar
-     African  securities  markets  are  subject  to  political  and  economic
uncertainty,          caused  by  political  transitions, and the possibility of
exchange  controls  and          significant  currency  fluctuations.
-     African  securities  markets  are small compared to the U.S. stock market.
They     can  be  very  illiquid  and  have  high  price  volatility.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
-     Direct  investments  involve  a  high degree of risk - they are subject to
liquidity,     information,  and  if  a  debt  investment,  credit  risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Fund  Performance
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International (MSCI) South Africa Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Emerging Market Fund Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.




[BAR  CHART]

Calvert  New  Africa
Year-by-year  Total  Return
(Class  A  return  at  NAV)

1996     -11.55%
1997       4.74%
1998     -11.64%


     Best  Quarter  (of  periods  shown)     Q1  '98     18.67%
     Worst  Quarter  (of  periods  shown)    Q3  '98    -14.23%

     1999  Year-to-date  (through  6.30.99)     -10.66%




Average  Annual  Total  Returns  (as  of  12.31.98)
(with  maximum  sales  charge  deducted)
                                  1  year     5  years     10  years
Calvert  New  Africa  Class  A1   -15.83%     N/A          N/A
Calvert  New  Africa  Class  B     N/A        N/A          N/A
Calvert  New  Africa  Class  C     N/A        N/A          N/A
MSCI  South  Africa  Index        -27.56%     N/A          N/A
Lipper  Emerging  Market
     Fund  Index                  -26.87%     N/A          N/A




1     Since  inception  (4/30/95)     Calvert  New  Africa  Class  A  -5.95%;
          MSCI  South  Africa  Index  -12.49%;
          Lipper  Emerging  Market  Fund  Index  -7.53%.

     The month end date of 4/30/95 is used for comparison purposes only, actual Fund inception is 4/12/95.

FEES  AND  EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
                                         Class  A     Class  B     Class  C
Shareholder  fees
(paid  directly  from  your  account)

Maximum  sales  charge  (load)
imposed  on  purchases                      4.75%       None         None
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)
(as  a  percentage  of  purchase  or         None1      5.00%  2     1.00%3
redemption  proceeds,  whichever  is  lower)

Annual  fund  operating  expenses
(deducted  from  Fund  assets)

Management  fees4                             1.75%      1.75%        1.75%

Distribution  and  service  (12b-1)  fees     .25%       1.00%        1.00%

Other  expenses                               2.20%     34.80%       186.81%

Total  annual  fund  operating  expenses5     4.20%     37.55%       189.56%

Fee  waiver  and/or  expense  reimbursement6    .92%     33.52%      185.53%

Net  expenses                                  3.28%      4.03%       4.03%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-  You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class     Number  of  Years  Investment  is  Held
                         1  Year     3  Years      5  Years     10  Years
A                        790         1,611         2,444        4,587
B  (with  redemption)    905         2,196         3,331        5,774
B  (no  redemption)      405         1,796         3,131        5,774
C  (with  redemption)    505         1,796         3,131        6,239
C  (no  redemption)      405         1,796         3,131        6,239


Annual  Fund  Operating  Expenses
Expenses are based on expenses for the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc., one of the Subadvisors.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").


Notes  to  Fees  and  Expenses  Table
1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase.
     (See  "How  to  Buy  Shares"  -  Class  A.)
2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."
3     A  contingent  deferred  sales  charge of 1% is imposed on the proceeds of
     Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See
"Calculation  of  Contingent  Deferred  Sales  Charge."
4      The Management fee has been restated to reflect changes approved by share
holders  in  early     1999.  See  "About  Calvert  Group  -  Advisory  Fees."
5     Expenses have been restated to reflect expenses expected to be incurred in
1999.
6     Calvert-Sloan  has  agreed to waive fees and or reimburse expenses (net of
any          expense offset arrangements) through July 31, 2000. The contractual
expense          cap is shown as "Net expenses," this is the maximum amount that
may  be          charged  to  the  Fund through July 31, 2000. Calvert-Sloan has
further agreed          to waive fees and reimburse expenses (net of any expense
offset  arrangements)     for Class B shares at 7.03% through July 31, 2007, and
for  Class  C  shares  at          7.03%  through  July  31,  2009.

INVESTMENT  PRACTICES  AND  RISKS

Direct  Investments
The Fund may invest up to 15% of its net assets in Direct Investments. Direct Investments are privately placed investments in small companies. The Advisor intends to focus the Direct Investments in South Africa. Direct investments may take the form of (1) management buyouts of established businesses, (2) investments in closely-held listed companies that are undervalued relative to their market value, (3) investments in certain advanced-stage venture capital situations that are poised for sustained growth, and (4) certain special investment situations, such as privatizations (a government-owned or state-controlled entity that is sold to the private sector).

In each Direct Investment, the Fund will seek to ally itself with strong management, as determined by New Africa Advisers, Inc., either already in place or recruited for that particular situation. In order to assure an identity of interest with the Fund, the management of each Direct Investment will be expected to make a meaningful investment in its company, to the extent possible. The Fund will aim to enhance the financial performance and value of portfolio companies by sitting on the board of directors of each Direct Investment, under the supervision of the Fund Board of Directors and to the extent allowed by law, and by offering general business and management advice to the management of the Direct Investment.

The Advisor will try to structure Direct Investments to have a reasonable exit opportunity - a way out of the investment (since there is no ready market). Various exit strategies may be used: sale of the business to a third party or to management; a public offering; or a refinancing of the capital structure. The holding period for a Direct Investment is expected to range from 5 to 7 years.

There is no regular market for Direct Investments; permission from the government regulatory authorities is usually necessary for each investment. While Direct Investments offer the opportunity for significant capital gains, such investments involve a degree of business and financial risks that can result in losses. They are also illiquid. Risks include new management, substantial variations in operating results from period to period, and the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. These companies may face intense competition from rivals with greater financial resources, more extensive research and development, manufacturing, marketing, and services capabilities, and a larger number of qualified managerial and technical personnel.


African  Economies
The economies of individual African countries may differ from the US economy in growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, structural unemployment, and balance of payments position. The economies of African countries may also be affected to a greater extent than in other countries by price fluctuations of a single commodity. Severe cyclical climactic conditions, particularly drought, may also affect the economies of African countries. Business entities in some African countries do not have a significant history of operating in market-oriented economies, and the ultimate impact of some African countries' attempts to move toward more market-oriented economies is currently unclear. The South African economy is substantially more developed than that of other African countries. The Advisor expects a significant portion of the Fund's assets to be invested in South Africa. The Fund's performance may be significantly affected by the economic, social, and political developments in South Africa.

African  Securities  Markets
The securities markets of African countries are comparatively small, with the majority of market capitalization and trading volume concentrated in a small number of companies. In many African countries, including South Africa and Zimbabwe, a small number of institutional investors hold positions in publicly-held companies in that particular country representing a substantial portion of the total market capitalization of listed securities. This factor, together with significant exchange control limitations on the ability of such investors to invest outside their home countries and the increased investment in certain African issuers by foreign investors, will limit the securities available for purchase by the Fund. These factors may cause the Fund's investment portfolio to experience greater price volatility and lower liquidity than a portfolio invested only in securities of a US company.

Trading volume in African securities is substantially less than that in the United States. During periods of price volatility and low liquidity in the markets, securities settlements and clearance may be subject to delays and related administrative uncertainties, such as share registration and delivery delays. This could result in temporary periods when Fund assets are not invested and no return is earned.

Currency  Risks
Foreign securities involve currency risks. The US dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

General  Foreign  Security  Risks
There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the US. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the US.

Foreign stock markets are generally not as developed or efficient as those in the US. In most foreign markets volume and liquidity are less than in the US and, at times, volatility of price can be greater than that in the US. Commissions on foreign stock exchanges are generally higher than on US exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the US.

The dividends and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Fund's shareholders. You should understand that the expense ratio of the Fund can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

There is also the possibility of adverse change in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Fund. In the event of expropriation, nationalization, or other confiscation, the Fund could lose its entire investment in the country involved.


Investment  Practices  and  Related  Risks  Table
On the following pages are brief descriptions of the principal investments and techniques, summarized earlier, along with certain additional investment techniques and their risks. For each of the investment practices listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
J     Fund  currently  uses
q     Permitted,  but  not  typically  used
     (%  of  assets  allowable,  if  restricted)
8     Not  permitted
xN     Allowed  up  to  x%  of  Fund's  net  assets
xT     Allowed  up  to  x%  of  Fund's  total  assets


Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability.
Risks:  Opportunity,  Market  and  Transaction.

Temporary  Defensive  Positions.
During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in US government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Conventional  Securities
Foreign Securities. Securities issued by companies located outside the US and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Emerging Market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

Investment  Practices  and  Related  Risks  (cont'd)

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds.
Risks:  Interest  Rate,  Market  and  Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market.
Risks:  Liquidity,  Market  and  Transaction.

Leveraged  Derivative  Instruments
Currency contracts. Forward contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Risks:  Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.

1     20%  limit  applies  to  all  fixed-income,  all  of  which  may  be below investment  grade.
2     Based  on  net  premium  payments.


The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, and securities lending.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk

Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term
securities  and    zero  coupon/"stripped"  coupon  securities  ("strips")  are
subject  to  greater    interest  rate  risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Social  Philosophy  -  Calvert's  Vision  and  Journey
The Fund is the first open-ended mutual fund to invest primarily in Africa. The Fund's investment objective supports basic economic development by investing in and assisting the growth of African companies, by providing capital and creating jobs. As a member of the Calvert Group of Funds, Calvert New Africa Fund's capital investments in Africa are directed to specific economic development goals. The Fund views positively companies that are making progress towards black economic empowerment and positive employee relations in Africa. As an investor, the Fund will also encourage companies in which it invests to demonstrate positive leadership in areas like the environment and treatment of employees. The Fund's investments, both through direct investment opportunities and through the ownership of publicly traded securities, seek to catalyze economic empowerment and improve the quality of life for the people of Africa.

About  The  Advisor

Calvert-Sloan Advisers, L.L.C., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 is the Fund's Advisor. The Advisor provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. Calvert Group, Ltd. and Sloan Holdings, Inc., jointly own Calvert-Sloan Advisers, L.L.C.

Subadvisors  and  Portfolio  Management  Team
New Africa Advisers, Inc. ("NAA"), 103 West Main Street, Durham, NC 27701 is one of the Fund's Subadvisors. It is responsible for asset allocation and selection of the specific investments for the Fund. NAA also has offices in Johannesburg, South Africa. Sloan Financial Group, Inc ("SFG") wholly owns NAA.

SFG, headquartered in Durham, North Carolina, is the nation's largest minority-owned financial services firm. Founded in 1986 by Maceo K. Sloan, (Chairman, President, and Chief Executive Officer), the company's roots date back to 1898 when Sloan's ancestors founded North Carolina Mutual Life Insurance Company, the nation's largest minority-owned insurance firm. Presently, SFG contains two investment management subsidiaries, NCM Capital Management Group, Inc., and NAA. SFG subsidiaries currently manage assets of approximately $4.4 billion and the firm's client base includes many of the nation's largest employee benefit, foundation, and endowment plans.

Investment selections for the Fund are made by a team, led by Maceo K. Sloan, Chairman of NAA. Mr. Sloan's 25-year career in the investment management industry began at North Carolina Mutual Life Insurance Company where he held positions including Investment Analyst, Treasurer, Vice President, and Chief
Investment Officer. Presently, he serves as Chairman, President, and Chief Executive Officer of SFG and NCM Capital Management Group, Inc. He is a regular panelist on the PBS program Wall Street Week in Review with Louis Rukeyser and has been a panelist and has chaired several conferences concerning investment opportunities in South Africa.

Calvert Asset Management Company ("CAMCO"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 is the Fund's other Subadvisor. CAMCO manages the US dollar portion of the Fund's cash reserves. Calvert Group Ltd. wholly owns CAMCO. CAMCO has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.
CAMCO  uses a team approach to its cash management of the Fund.          Reno J.
Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

The Fund has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisors without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory  Fees
The annual advisory fee paid to Calvert-Sloan Advisers, L.L.C. by the Fund for the most recent fiscal year was 1.52% of the Fund's average daily net assets. This was comprised of a 1.50% base fee and a 0.02% performance fee adjustment. The advisory agreement was changed by a vote of shareholders in March 1999 to eliminate the performance fee adjustment.

A  Word  About  the  Year  2000  (Y2K)  and  Our  Computer  Systems
Like other mutual funds, Calvert-Sloan Advisers, L.L.C. and its service providers use computer systems for all aspects of our business - processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities, just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Fund. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Fund, the Advisor, the underwriter, transfer agent and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

HOW  TO  BUY  SHARES

Getting  Started  -  Before  You  Open  an  Account
You  have  a  few decisions to make before you open an account in a mutual fund.

First,  decide  which  fund  or  funds  best  suits  your  needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then  decide  which  class  of  shares  is  best  for  you.

You  should  make  this  decision  carefully,  based  on:

     -  the  amount  you  wish  to  invest;
     -  the  length  of  time  you  plan  to  keep  the  investment;  and
     -  the  Class  expenses.

Choosing  a  Share  Class
The Fund in this prospectus offers three different Classes (Class A, B, or C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class  A:
Front-End  Sales
Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.



Sales charge on each purchase of 4.75% or less, depending on the amount you invest.



Class  B:
Deferred  Sales
Charge  for  6  years

For investors who plan to hold the shares at least 6 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.



No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell.

Class  C:
Deferred  Sales
Charge  for  1  year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class  A:
Front-End  Sales
Charge

Class  A  shares  have  an  annual  12b-1  fee  of  up  to  0.25%.

Class  A  shares  have  lower  annual  expenses  due  to  a  lower  12b-1  fee.


Purchases of Class A shares at NAV for accounts with $1,000,000 or more will be subject to a 1.0% deferred sales charge for 1 year.
Class  B:
Deferred  Sales
Charge  for  6  years

Class  B  shares  have  an  annual  12b-1  fee  of  1.00%.

Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.

If you are investing more than $250,000, you should consider investing in Class A or C.
Class  C:
Deferred  Sales
Charge  for  1  year

Class  C  shares  have  an  annual  12b-1  fee  of  1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

If  you  are  investing  more  than  $1,000,000,  you  should invest in Class A.


Class  A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" means the NAV per share plus the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

Your  investment  in                  Sales  Charge  %          %  of  Amt.
Class  A  shares                      of  offering  price       Invested
Less  than  $50,000                       4.75%                 4.99%
$50,000  but  less  than  $100,000        3.75%                 3.90%
$100,000  but  less  than  $250,000       2.75%                 2.83%
$250,000  but  less  than  $500,000       1.75%                 1.78%
$500,000  but  less  than  $1,000,000     1.00%                 1.01%
$1,000,000  and  over                     None*                 None*

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of
shares, but also the higher of cost or current value          of shares you have
previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

*     Purchases  of  Class  A shares at NAV for accounts with $1,000,000 or more
are  subject  to  a  one          year  CDSC  of  1.00%. See the "Calculation of
Contingent  Deferred  Sales  Charge  and  Waiver  of          Sales  Charges."


The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class  B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

Time  Since  Purchase        CDSC  %
1st  year                    5%
2nd  year                    4%
3rd  year                    4%
4th  year                    3%
5th  year                    2%
6th  year                    1%
After  6  years              None


Calculation  of  Contingent  Deferred  Sales Charge and  Waiver of Sales
Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The  CDSC  on  Class  B  Shares  will  be waived in the following circumstances:

-     Redemption  upon  the  death  or  disability  of  the  shareholder,  plan
participant,          or  beneficiary.1
- Minimum required distributions from retirement plan accounts for shareholders 701/2 and older.2
-     The  return  of  an  excess  contribution or deferral amounts, pursuant to
sections     408(d)(4)  or  (5),  401(k)(8),  402(g)(2),  or  401(m)(6)  of  the
Internal  Revenue          Code.
- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.
- A single annual withdrawal under a systematic withdrawal plan of up to 10% of the shareholder's account balance.3

1     "Disability"  means  a total disability as evidenced by a determination by
the  federal  Social               Security  Administration.
2     The  maximum  amount  subject  to  this  waiver  is  based  only  upon the
shareholder's  Calvert          Group  retirement  accounts.
3     This  systematic  withdrawal  plan  requires  a minimum account balance of
$50,000  to               be  established.

Class  C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Distribution  and  Service  Fees
The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular Class.

     Maximum  Payable  under  Plan/Amount  Actually  Paid

          Class  A*          Class  B          Class  C

          0.25%/0.35%     1.00%/1.00%     1.00%/1.00%

* The maximum payable under the Class A Distribution Plan was 0.75% prior to June 1, 1998.


NEXT  STEP  -  ACCOUNT  APPLICATION
Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum  To  Open  an  Account     Minimum  additional
          $2,000          investments  -$250


Please  make  your  check  payable
to  the  Fund  and  mail  it  to:
     New  Accounts          Subsequent  Investments
     (include  application)     (include  investment  slip)
     Calvert  Group          Calvert  Group
     P.O.  Box  219544          P.O.  Box  219739
     Kansas,  City  MO          Kansas  City,  MO
     64121-9544          64121-9739

     By  Registered,          Calvert  Group
     Certified,  or          c/o  NFDS,
     Overnight  Mail          330  West  9th  St.
                    Kansas  City,  MO  64105-1807

     At  the  Calvert  Office     Visit  the  Calvert  Office  to  make
                    investments  by  check.  See  the  back
                    cover  page  for  the  address.

Important  -  How  Shares  Are  Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.

The Fund holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When  Your  Account  Will  Be  Credited
Your purchase will be processed at the NAV next calculated after your order is received in good order. All of your purchases must be made in US dollars. No cash will be accepted. No credit card or credit loan checks will be accepted.
Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  GROUP  FEATURES

Calvert  Information  Network
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Account  Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.


Calvert  Money  Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone  Transactions
You may purchase, redeem, exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one Calvert mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Combined  General  Mailings  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special  Services  and  Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum  Account  Balance
Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.


DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

The Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares. You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Your shares will be redeemed at the NAV next calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written  Requests
Calvert  Group,  P.O.  Box  219544,  Kansas  City,  MO  64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic  Check  Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through  your  Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL  HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is March 31. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                                             Years  Ended
                                                       March  31,     March  31,
Class  A  Shares                                          1999            1998
Net  asset  value,  beginning                            $13.34       $12.65
Income  from  investment  operations
     Net  investment  income                               (.10)        (.07)
     Net  realized  and  unrealized  gain  (loss)         (3.45)         .89
          Total  from  investment  operations             (3.55)         .82
Distributions  from
     In  excess  of  net  realized  gain                   ----         (.13)
          Total  distributions                             ----         (.13)
Total  increase  (decrease)  in  net  asset  value        (3.55)         .69
Net  asset  value,  ending                                $9.79       $13.34

Total  return*                                           (26.61%)       6.72%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                       (.84%)       (.60%)
     Total  expenses+                                      3.65%        3.76%
     Net  expenses                                         3.36%        3.25%
     Expenses  reimbursed                                   .54%         .89%
Portfolio  turnover                                          60%          74%
Net  assets,  ending  (in  thousands)                     $8,536      $11,613
Number  of  shares  outstanding,
     ending  (in  thousands)                                 872          870

                                                              Periods  Ended
                                                        March  31,    March  31,
                                                           1997          1996^
Net  asset  value,  beginning                            $12.00        $12.00
Income  from  investment  operations
     Net  investment  income                               (.05)         (.04)
     Net  realized  and  unrealized  gain  (loss)           .70           .04
          Total  from  investment  operations               .65            --
Distributions  from
     In  excess  of  net  realized  gain                     --            --
          Total  distributions                               --            --
Total  increase  (decrease)  in  net  asset  value          .65            --
Net  asset  value,  ending                               $12.65        $12.00

Total  return*                                             5.42%         0.00%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                       (.45%)     (.54%)(a)
     Total  expenses+                                      3.54%       3.75%(a)
     Net  expenses                                         3.25%       3.24%(a)
     Expenses  reimbursed                                  1.33%       1.24%(a)
Portfolio  turnover                                          23%             6%
Net  assets,  ending  (in  thousands)                     $9,206         $7,974
Number  of  shares  outstanding,
     ending  (in  thousands)                                 728            664

Financial  Highlights
                                                           Period  Ended
                                                           March  31,
Class  B  Shares                                           1999^^
Net  asset  value,  beginning                              $13.13
Income  from  investment  operations
     Net  investment  income                                 (.06)
     Net  realized  and  unrealized  gain  (loss)           (3.32)
          Total  from  investment  operations               (3.38)
Total  increase  (decrease)  in  net  asset  value          (3.38)
Net  asset  value,  ending                                  $9.75

Total  return*                                             (25.74%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (1.48%)(a)
     Total  expenses+                                        4.68%(a)
          Net  expenses                                      4.02%(a)
          Expenses  reimbursed                              32.86%(a)
Portfolio  turnover                                               60%
Net  assets,  ending  (in  thousands)                             $71
Number  of  shares  outstanding,
     ending  (in  thousands)                                        7


                                                           Period  Ended
                                                           March  31,
Class  C  Shares                                           1999^^
Net  asset  value,  beginning                              $13.13
Income  from  investment  operations
     Net  investment  income                                 (.05)
     Net  realized  and  unrealized  gain  (loss)           (3.33)
          Total  from  investment  operations               (3.38)
Total  increase  (decrease)  in  net  asset  value          (3.38)
Net  asset  value,  ending                                  $9.75

Total  return*                                             (25.74%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (1.36%)(a)
     Total  expenses+                                        5.52%(a)
     Net  expenses                                           4.02%(a)
     Expenses  reimbursed                                  184.03%(a)
Portfolio  turnover                                              60%
Net  assets,  ending  (in  thousands)                            $14
Number  of  shares  outstanding,
     ending  (in  thousands)                                       1


(a)     Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
+     Ratio  reflects  total expenses before reduction for fees paid indirectly;
such  reductions  are  included  in  the  ratio  of  net
     expenses. Total expenses are presented net of expense waivers and reimbursements.
^     From  April  12,  1995  inception.
^^  From  June  1,  1998  inception.

EXHIBIT  A

REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights  of  Accumulation  can  be  applied  to  several  accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

*  A  "qualified  group"  is  one  which:
1.     has  been  in  existence  for  more  than  six  months,  and
2.     has  a  purpose  other  than  acquiring  shares  at  a  discount,  and
3.     satisfies  uniform  criteria which enable CDI and brokers offering shares
to          realize  economies  of  scale  in  distributing  such  shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Letter  of  Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k) There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other  Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions from any Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases  made  at  NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.


Reinstatement  Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

EXHIBIT  B
SERVICE  FEES  AND  OTHER  ARRANGEMENTS  WITH  DEALERS

Calvert Distributors, Inc., the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum  Commission/Service  Fees

          Class  A          Class  B*          Class  C**
          4.00%/0.25%     4.00%/0.25%     1.00%/1.00%

*Class  B  service  fees  begins  to  accrue  in  13th  month.
**Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1.00%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert-Sloan, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee of up to 1% on certain Class A shares purchased at NAV. Call 800-368-2750 for more information. Where paid, the finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and
 .15% over $100 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.
To  Open  an  Account:
800-368-2748

Performance  and  Prices:
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745

Service  for  Existing  Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Calvert  Group  Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert  Group
4550  Montgomery  Ave,  Suite  1000N
Bethesda,  Md.  20814

Telephone:  1-800-368-2745

Calvert  Group  Web-Site
Address:  http://www.calvertgroup.com

You can review the Fund's report and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free  from  the  Commission's  Internet  website  at  http://www.sec.gov.

Investment  Company  Act  file:     no.  811-  8924

Printed  on  recycled  paper  using  soy  inks

                          CALVERT NEW WORLD FUND, INC.
                             CALVERT NEW AFRICA FUND
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 31, 1999

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker     (800)  368-2746     TDD  for  the  Hearing-
     Services:     (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated July 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.

                                TABLE OF CONTENTS

     Investment  Policies  and  Risks     2
     Investment  Restrictions     8
     Dividends,  Distributions  and  Taxes     9
     Net  Asset  Value     10
     Calculation  of  Total  Return     11
     Advertising     12
     Purchase  and  Redemption  of  Shares     12
     Directors  and  Officers     13
     Investment  Advisor  and  Subadvisors     15
     Administrative  Services     16
     Transfer  and  Shareholder  Servicing  Agents     16
     Method  of  Distribution     16
     Portfolio  Transactions     18
     Independent  Accountants  and  Custodians     19
     Control  Persons  and  Principal  Holders  of  Securities     19
     General  Information     19
     Appendix     20

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     The investment objective and policies of Calvert New World Fund, Inc., Calvert New Africa Fund (the "Fund") is to achieve capital appreciation over time. The Fund seeks capital appreciation aggressively by focusing the Fund's investments mostly in the emerging market of equity and equity-linked securities and fixed-income securities of African and African-related companies. The following discussion supplements the discussion in the Prospectus. Unless otherwise specified, the investment objective, programs and restrictions of the Fund are not fundamental policies. The operating policies of the Fund are subject to change by its Board of Directors without shareholder approval.

FOREIGN  SECURITIES
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over-the-counter. If the Fund invests in an ADR rather than directly in a foreign issuer's stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into US dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the US dollar, the value of the security in U.S. dollars will increase or decline correspondingly.
Emerging Market Securities. Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.
Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country.
     Forward Currency Exchange Contracts. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. It may also use foreign currency options and futures. See below. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades, although they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.
     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

TEMPORARY  DEFENSIVE  POSITIONS
     For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, US government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

REPURCHASE  AGREEMENTS
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid. Under the Investment Company Act, repurchase agreements are considered loans.

REVERSE  REPURCHASE  AGREEMENTS
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark-to-market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

AFRICAN  SOVEREIGN  DEBT
     The  Fund  may  invest  up to 20% of its assets in fixed-income securities.
These include but are not limited to, foreign government obligations -- debt securities issued and backed by the respective government bodies. In terms of their government backing, these securities will structurally resemble US Government and US Government agency issues. In many instances the debt issues of African sovereignties represent low quality securities and may be comparable to securities rated below investment-grade. Because of their speculative characteristics, they trade at substantial discounts from face value, but may offer substantial long-term capital appreciation.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
     When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS  AND  FUTURES  CONTRACTS
     The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

PUT AND CALL OPTIONS. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges or over-the-counter. The Fund will purchase such options only to hedge against changes in the value of securities the Fund holds and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Fund may purchase call options on securities. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

COVERED OPTIONS. The Fund may write only covered options on equity and debt securities in standard contracts traded on national or foreign securities exchanges, or in individually negotiated contracts traded over-the-counter. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
     Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

OVER-THE-COUNTER ("OTC") OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Subadvisor and verified in appropriate cases.
     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
     The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

FUTURES TRANSACTIONS. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Subadvisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on US Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Fund may only invest in futures contracts to hedge its respective existing investment positions and not for income enhancement, speculation or leverage purposes. When the Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents or securities in a segregated account so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring the transaction is unleveraged.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of secured put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

FOREIGN CURRENCY TRANSACTIONS. Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
     The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests. See above under "Foreign Securities."
     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
     Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING  PORTFOLIO  SECURITIES
     The  Fund  may  lend  its  securities to member firms of the New York Stock
Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities.
The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS

     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS

     The Fund's Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the US that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
(2) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
(3) The Fund may not make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
(4) The Fund may not, with respect to 75% of the Fund's assets, purchase more than 10% of the outstanding voting securities of any issuer.
(5) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of the Fund's total assets.

     Any investment restriction which involves a maximum percentage of securities or assets (except for fundamental investment restriction three and nonfundamental investment restriction one) shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
                       -----------------------------------

     The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of March 31, 1999, the Fund had tax-loss carryforwards of $0.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction occurring if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the US, a State, the District of Columbia, a US possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; US registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on US Government obligations. State law varies considerably concerning the tax status of dividends derived from US Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
     Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

                                 NET ASSET VALUE
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the ask price is lower, in which event such bid or ask price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which could materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

NET ASSET VALUE AND OFFERING PRICE PER SHARE, AS OF 3/31/99 Net asset value per share
     ($8,535,713/872,219  shares)     $  9.79
                                      -------
Maximum  sales  charge,  Class  A
(4.75%  of  offering  price)         0.49
                                 --------
Offering  price  per  share,  Class  A     $10.28
                                           ======

     Class  B  net  asset  value  and  offering  price  per  share
     ($71,115/7,297  shares)     $  9.75
                                 =======

     Class  C  net  asset  value  and  offering  price  per  share
     ($13,628/1,398  shares)                    $  9.75
                                                =======

                           CALCULATION OF TOTAL RETURN
                           ---------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," (or "without CDSC") which do not deduct sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total returns for the Fund's shares for the periods indicated are as follows:

Periods  Ended     CLASS  A     CLASS  B          CLASS  C
March  31,  1999     Total  Return          Total Return*          Total Return*
     WITH/WITHOUT  MAXIMUM  LOAD     WITH/WITHOUT  CDSC     WITH/WITHOUT  CDSC
NEW  AFRICA

One  year     -30.17%     -26.67%     n/a          n/a          n/a          n/a
From date of inception     -5.87%     -4.71%     -29.46%     -25.74%     -26.49%
-25.74%

(April  12,  1995,  for  Class  A)
(June  1,  1998,  for  Class  B)
(June  1,  1998,  for  Class  C)
*cumulative

     Total return, like net asset value per share, fluctuates in response to changes in market conditions. It should not be considered an indication of future return.

                                   ADVERTISING
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles and rationale, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch offices, Calvert Distributors, Inc., or other brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, Calvert Distributors, Inc., or the Fund's custodian bank or lockbox facility, plus the applicable sales charge as set forth in the Fund's Prospectus.
     All purchases of the Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
     The Fund reserves the right to modify the telephone redemption privilege. Amounts redeemed by telephone may be mailed by check to the investor to the address of record. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire by the Fund to the investor's account at a domestic bank or savings association that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the institution is not a Federal Reserve System member, failure of immediate notification to that institution by the correspondent bank could result in a delay in crediting the funds to the investor's account at the institution.
     Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.
     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

                             DIRECTORS AND OFFICERS
                             ----------------------

     The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors.
     ELIAS BELAYNEH, Director. Mr. Belayneh is the President of U.S. - Africa Chamber of Commerce, Washington, D.C., which serves as a collective organization focusing on the promotion of trade and investment between Africa and the United States. Mr. Belayneh is a director of Africa News Service Online. DOB: May 18, 1955. Address: 1899 L Street, N.W., 5th Floor, Washington, D.C. 20036.
     ROBERT S. BROWNE, Director. Mr. Browne presently serves on the Advisory Council to Calvert Social Investment Fund. He is the founder of the Twenty-First Century Foundation, a small African-American foundation. Mr. Browne was Senior Research Fellow in Howard University's African Studies and Research Program, and from 1986-1991 he served as Staff Director of the House Banking Committee's Subcommittee on International Development, Finance, Trade and Monetary Policy.
DOB:  August  17,  1924.  Address:  214  Tryon  Avenue,  Teaneck,  NJ  07666.
     BERTIE HOWARD, Director. Ms. Howard is the Executive Director of Africa News Service, Inc., which is a nonprofit, educational news agency dedicated to encouraging and promoting an accurate understanding of Africa and its people, through news and information. Ms. Howard also serves as Executive Director of the Duke University's Africa and Media Center. DOB: November 8, 1947. Address:
0-16,  Colony  Apartments  Chapel  Hill,  NC  27514.
     *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Capital Fund Distributors, Inc. DOB: August 9, 1952.
     *RENO J. MARTINI, Director and Vice President. Mr. Martini is a Director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. He is an officer of each of the investment companies in the Calvert Group of Funds, and is Vice President of Calvert New World Fund, Inc. DOB: January 13, 1950.
     MADALA MTHEMBU, Director. Presently, Mr. Mthembu is a Business Development Executive for Thebe SciTech investments in South Africa. He was formerly the Senior Advisor to the Premier of the Northern Cape Province of South Africa and a consultant with the Uniworld Group, Inc., He is the former Assistant Chief U.S. Representative for the African National Congress. Mr. Mthembu received his degree in law from National University of Lesotho. He is Chairman of Bhanoyi
Investment Holdings, an industrial firm, and a Partner of Poho-pedi Livestock Holdings, a farming and food processing company. DOB: April 22, 1964. Address:
Thebe  House,  160  Jan  Smuts  Avenue, Rosebank 2196, Republic of South Africa.
     DONALD R. NORLAND, Director. Mr. Norland is a foreign affairs specialist, a 29-year career diplomat, and Ambassador, retired. He presently is the President of Worldspace Foundation and was formerly a Senior Policy Advisor at Worldspace, Management, Inc. Mr. Norland was a member of the American Foreign Service Association, Governing Board from 1991 to 1993, and subsequently was the Vice President (elected). He was the U.S. Ambassador to Chad from 1979 - 1981, and the Ambassador to Botswana from 1976 - 1979. DOB: June 14, 1924. Address: 4000 Cathedral Avenue, N.W., Apt. 636B, Washington, D.C. 20016.
     *MACEO K. SLOAN, Director. Mr. Sloan is Chairman, President, and Chief Executive Officer of Sloan Financial Group and NCM Capital Management Group, Inc., Chairman of New Africa Advisers, Inc., and Chairman and a director of CONXUS Communications, as well as co-chair of Calvert-Sloan advisers, L.L.C. In addition, Mr. Sloan is a Director of the National Association of Securities Professionals, a Chartered Financial Analyst and a Fellow of the Life Management Institute. He is a Director of the Mechanics & Farmers Bank in Durham, North Carolina. DOB: October 18, 1949. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
     TIM SMITH, Director. Mr. Smith is the Executive Director of the Interfaith Center on Corporate Responsibility based in New York City. He is also the Chair of the Advisory Council of the Calvert Social Investment Fund. Mr. Smith is a Director of the Domini Social Equity Fund. DOB: September 15, 1943. Address:
Interfaith Center on Corporate Responsibility, 475 Riverside, Room 566, New York, N.Y. 10115.
     JUSTIN F. BECKETT, President. Mr. Beckett is President and CEO of New Africa Advisers, Inc. He is a Director and Executive Vice President of Sloan
Financial Group, Inc. and NCM Capital Management Group, Inc., Executive Vice President of Sloan Holdings, Inc., and a Director of Sloan Communications, Inc. and PCS Development Corporation. DOB: April 5, 1963. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: January 29, 1959.
     IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: September 7, 1968.
     VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: October 15, 1958.
     CLIFFORD MPARE, Vice President. Mr. Mpare is the Chief Investment Officer of NAA. Prior to joining NAA's parent company, Sloan Financial Group, Mr. Mpare was a Senior Analyst with First Union Corp's private equity department. He is a Chartered Financial Analyst and a Certified Management Accountant. DOB: November 21, 1957. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
     JAMILAH SABIR-CALLOWAY, Assistant Secretary. Ms. Sabir-Calloway is the Vice President and Corporate Secretary of NAA. Prior to that, Ms. Sabir-Calloway was the Assistant to the Corporate Secretary of the Sloan Financial Group. DOB:
April 19, 1949. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: October 21, 1956.
     WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: August 12, 1947.
     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB:  July  24,  1947.

     The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $1000 for service as a member of the Board of Directors plus $1000 for each Board and Committee meeting attended. During fiscal 1999, directors of the Fund not affiliated with the Fund's Advisor received fees and expenses of $56,808.
     Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, and net assets.

                           Director Compensation Table

Fiscal  Year  1999
(unaudited  numbers)

Column 1: Name  of  Directors
Column 2: Aggregate Compensation from Registrant for service as Director Column 3: Pension or Retirement Benefits Accrued as part of Registrant Expenses*
Column 4: Total  Compensation  from  Registrant  and  Fund  Complex  paid to
Directors**


Column 1                         2       3          4
Elias  Belayneh               $7,500     $0      $7,500
Robert  Browne                $7,500     $0      $8,650
Bertie  Howard                $5,000     $0      $5,000
Madala  Mthembu               $5,250     $0      $5,250
Donald  Norland               $7,500     $7,500  $7,500
Tim  Smith                    $5,500     $0      $9,150
Michael  Sudarkasa***         $4,500     $0      $4,500
Pamela  Van  Arsdale***       $0         $0      $0

*Mr. Norland has chosen to defer a portion of his compensation. As of March 31, 1999, Mr. Norland's total deferred compensation, including dividends and capital appreciation or depreciation, was $7,953.69.
**The Fund Complex consists of nine (9) registered investment companies. ***resigned in 1998.

                       INVESTMENT ADVISOR AND SUBADVISORS
                       ----------------------------------

     The Fund's Investment Advisor is Calvert-Sloan Advisers, L.L.C., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a jointly-owned subsidiary of Calvert Group, Ltd. and Sloan Holdings, Inc. Calvert Group Ltd. is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company, 5900 "0" Street, Lincoln, Nebraska 68501. Sloan Holdings, Inc., an affiliate of Sloan Financial Group, is controlled by Messrs. Maceo Sloan and Justin Beckett. Its principal place of business is 103 W. Main Street, Durham, North Carolina 27701. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders;
shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
For its services, the Advisor receives an annual fee of 1.50 % of the Fund's average daily net assets. The Advisor may voluntarily waive its fees or assume expenses of the Fund.


SUBADVISORS

     The Fund's Subadvisors are New Africa Advisers, Inc. ("NAA"), controlled by Sloan Financial Group, Inc., controlled by Messrs. Maceo Sloan and Justin Beckett, and Calvert Asset Management Company, Inc., controlled by Ameritas Acacia Mutual Holding Company. Pursuant to Investment Advisory Agreements with the Advisor, the Subadvisors determine investment selections for the Fund. For its services, NAA receives an annual fee from the Advisor of 0.755% of the Fund's average daily net assets under management. CAMCO receives an annual fee of 0.495%. In addition, the Advisor pays a consulting fee of 0.10% paid to Sloan Holdings, Inc.

     The Fund has received an exemptive order from the Securities and Exchange Commission to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
     The advisory fees paid to the Advisor by the Fund for the fiscal years ended March 31, 1997, 1998, and 1999 were $119,720, $152,500, and $151,986, respectively. The Advisor reimbursed expenses, or waived fees of $106,380, $90,766, and $73,037. Investment advisory fees are allocated as a Portfolio-level expense based on net assets.

                             ADMINISTRATIVE SERVICES
                             -----------------------

     Calvert Administrative Services Company, Inc., ("CASC") a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, the oversight of the Fund accounting, and the daily determination of net investment income and net asset value per share CASC is entitled to receive an annual fee of 0.25% of the Fund's average net assets for providing such services. Administrative Service fees are allocated as a class-level expense, based on net assets. The fees paid by the Fund to Calvert Administrative Services Company, Inc. for fiscal years 1997, 1998, and 1999 are shown below:

                          1997         1998         1999
                          ----         ----         ----
     New  Africa          $19,953      $25,417      $24,995

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
     For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on number of the shareholder accounts and transactions.

                             METHOD OF DISTRIBUTION
                             ----------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.25% of the Fund's respective average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the Fund's
Class  B  and  Class  C  average  daily  net  assets,  respectively.
     The Class A Distribution Plans reimburses CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
     The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
     CDI, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of each of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. For the last fiscal year, the Fund's Distribution Plan expenses for each class were spent for the following purposes:

                                    Class  A       Class  B      Class  C
                                    --------       --------      --------
Compensation  to broker-dealers     $25,000        $300          $50
Compensation  to  sales  personnel
Advertising
Printing  and  mailing  of  prospectuses
   to  other  than  current  shareholders          $5,000
Compensation  to  underwriters
Interest,  financing  charges
Other

New Africa Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                      As a % of     As a % of     Allowed to
Amount  of                            offering      net amount    Brokers as
Investment                            price         invested      a % of
                                                                  offering
                                                                  price
----------                            -----         --------      --------
Less  than  $50,000                   4.75%            4.99%         4.00%
$50,000  but  less  than  $100,000    3.75%            3.90%         3.00%
$100,000  but  less  than  $250,000   2.75%            2.83%         2.25%
$250,000  but  less  than  $500,000   1.75%            1.78%         1.25%
$500,000  but  less  than  $1,000,000 1.00%            1.01%         0.80%
$1,000,000  and  over                 0.00%            0.00%         0.00%


     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

FISCAL  YEAR          1997               1998                    1999
CLASS  A     Gross     Net     Gross     Net     Gross     Net
--------     -----     ---     -----     ---     -----     ---
New  Africa     $19,812     $9,725     $22,930     -$28,032     $22,435
$8,982


FISCAL  YEAR          1997     1998     1999
CLASS  B
--------
New  Africa           n/a     n/a     $2,856

FISCAL  YEAR          1997     1998     1999
CLASS  C
--------
New  Africa           n/a     n/a     n/a

     Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
Broker-dealers who execute transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.
     For the last three fiscal years, total brokerage commissions paid are as follows:

                      1997          1998          1999
                      ----          ----          ----
     New  Africa      $37,328       $132,611      $52,855

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.
     While the Fund's Advisor and Subadvisors select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services are of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
If, in the judgment of the Advisor or Subadvisors, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.


     For the fiscal year ended March 31, 1999, the Fund, through its Advisor and/or Subadvisor, directed brokerage for research services in the following amounts:
                                                      Related
                    Amount  of  Transactions          Commissions
                    ------------------------          -----------

     New  Africa          $8,400,144                  $52,855

     The  Portfolio turnover rates for the last two fiscal years are as follows:
                          1998          1999
                          ----          ----
     New  Africa          74%           60%

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PricewaterhouseCoopers LLP has been selected by the Board of Directors to serve as independent auditors for fiscal year 2000. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial Inc., 25 South Charles Street, Baltimore, Maryland 21203, also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     As of July 6, 1999, the following shareholders owned of record 5% or more of the class shown:

     Name  and  Address     %  of  Ownership

     The  Public  School  Retirement  System     53.60%,  Class  A
     of  the  City  of  St.  Louis
     St.  Louis,  MO

     Dean  Witter  Reynolds     5.71%,  Class  B
     FBO  A.  Baxter
     Albuquerque,  NM

     R.  Klay  TSA  Plan     24.74%,  Class  C
     Holland,  MI

     M.  Martin  Roth  IRA     9.82%,  Class  C
     Jamaica  Plain,  MA

     C.  L.  McDermott  IRA  Plan     9.55%,  Class  C
     Mount  Shasta,  CA

     M.  Anderson  TSA  Plan     6.57%,  Class  C
     Minneapolis,  MN

     F.  Walker  IRA  SEP  Plan     5.49%,  Class  C
     Portland,  OR

                               GENERAL INFORMATION
                               -------------------

     The Fund is an open-end non-diversified management investment company, organized as a Maryland Corporation (Calvert New World Fund, Inc.) on December 22, 1994. Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offer three separate classes of shares: Class A, Class B, and Class C. Each class represents interests in the Fund of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. Under certain circumstances, shareholders may call a special shareholder meeting. Pursuant to
Section 16(c) of the Investment Company Act, the Fund will assist those shareholders in their communications with other shareholders. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS

CORPORATE  BONDS:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

COMMERCIAL  PAPER:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                                LETTER OF INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I  intend  to  invest  in  the shares of:          (Fund or Portfolio name)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
--
     Authorized  Signer     Address



Date     SIGNATURE  OF  INVESTOR(S)



Date     SIGNATURE  OF  INVESTOR(S)

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS

      99.B1      ARTICLES  OF  INCORPORATION,  INCORPORATED  BY  REFERENCE  TO
                 REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B2 BY-LAWS, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B5. INVESTMENT ADVISORY CONTRACT, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B5.A. INVESTMENT SUB-ADVISORY CONTRACT (NEW AFRICA ADVISERS, INC.), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B5.B. INVESTMENT SUB-ADVISORY CONTRACT (CALVERT ASSET MANAGEMENT COMPANY, INC.), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B6      UNDERWRITING  AGREEMENT,  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S
                 POST-EFFECTIVE  FILING  NO.  4,  FILED  MAY 28, 1998, ACCESSION
                 NUMBER  0000934700-98-000005.

      99.B7 DIRECTORS' DEFERRED COMPENSATION AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B8 CUSTODIAL CONTRACT, INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE FILING NO. 2.

      99.B9A TRANSFER AGENCY CONTRACT AND SHAREHOLDER SERVICING CONTRACT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 4, MAY 28, 1998, ACCESSION NUMBER 0000934700-98-000005.

      99.B9B ADMINISTRATIVE SERVICES AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B10 OPINION AND CONSENT OF COUNSEL AS TO LEGALITY OF SHARES BEING REGISTERED, FILED HEREWITH.

      99.B11     INDEPENDENT  AUDITORS'  CONSENT,  FILED  HEREWITH.

      99.B13 LETTER REGARDING INITIAL CAPITAL, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B15 PLAN OF DISTRIBUTION, FOR CLASS A, B AND C, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.

      99.B16 SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATION, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 3, FILED JULY 25, 1997, ACCESSION NUMBER 0000934700-97-000007.

      99.B17A 18F-3 MULTIPLE CLASS PLAN DOCUMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE FILING NO. 4, MAY 28, 1998, ACCESSION NUMBER 0000934700-98-000005.

      99.B17B EXHIBIT 24 - POWER OF ATTORNEY FORMS SIGNED BY EACH DIRECTOR, INCORPORATED BY REFERENCE TO REGISTRANT'S
                 POST-EFFECTIVE FILING NO. 5, FILED JUNE 1, 1999, ACCESSION NUMBER 0000934700-99-000004.


ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.


ITEM  25.  INDEMNIFICATION

         REGISTRANT'S BY-LAWS PROVIDE, IN SUMMARY, THAT OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF
ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE
NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, DIRECTOR, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS ERRORS AND OMISSIONS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $8 MILLION INVESTMENT COMPANY BLANKET BOND (FIDELITY COVERAGE) ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT 05402.


ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY


BARBARA  J.  KRUMSIEK        CALVERT  VARIABLE  SERIES,  INC.          OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.        DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------


RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------


RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


MACEO  K.  SLOAN             SLOAN  FINANCIAL  GROUP,  INC.            FOUNDER,
                           HOLDING  COMPANY                        CHAIRMAN,
                           103  WEST  MAIN  STREET,  4TH  FLOOR        PRESIDENT
                           DURHAM,  NORTH  CAROLINA  27701           AND  CEO
                           ------------------
                           SLOAN  HOLDINGS,  INC.                   CHAIRMAN
                           HOLDING  COMPANY
                           103  WEST  MAIN  STREET,  4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           NEW  AFRICA  ADVISERS,  INC.              CHAIRMAN
                           INVESTMENT  ADVISER
                           103  WEST  MAIN  STREET,  4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           NCM  CAPITAL  MANAGEMENT  GROUP,  INC.     FOUNDER,
                           INVESTMENT  ADVISER                     CHAIRMAN,
                           103  WEST  MAIN  STREET,  4TH  FLOOR        PRESIDENT
                           DURHAM,  NORTH  CAROLINA  27701           AND  CEO
                           ------------------
                           SLOAN  COMMUNICATIONS,  INC.             CHAIRMAN
                           TELECOMMUNICATIONS  CORPORATION
                           103  WEST  MAIN  STREET,  4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           PCS  DEVELOPMENT  CORPORATION            CHAIRMAN
                           TELECOMMUNICATIONS  CORPORATION
                           P.O.  BOX  272
                           24  VARDRY  STREET,  SUITE  401
                           GREENVILLE,  SOUTH  CAROLINA  29602
                           ------------------
                           CALVERT-SLOAN  ADVISERS,  L.L.C.         DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CREF  COLLEGE  RETIREMENT  EQUITIES
                           FUND                                   TRUSTEE
                           EQUITY  PENSION  FUND
                           1730  THIRD  AVENUE
                           NEW  YORK,  NEW  YORK  10017
                           ------------------
                           MECHANICS  AND  FARMERS  BANK             DIRECTOR
                           116  WEST  PARRISH  STREET
                           DURHAM,  NORTH  CAROLINA  27702
                           ------------------
                           NATIONAL  ASSOCIATION  OF  SECURITIES     DIRECTOR
                           PROFESSIONALS
                           C/O  PRYOR,  MCCLENDON,  COUNTS  &  CO.,  INC.
                           1100  PEACHTREE  STREET,  SUITE  1660
                           ATLANTA,  GEORGIA  30309
                           ------------------
                           NEWS  AND  OBSERVER  PUBLISHING           DIRECTOR
                           COMPANY
                           NEWSPAPER/MAGAZINE  PUBLISHING  COMPANY
                           P.O.  BOX  191
                           215  SOUTH  MCDOWELL  STREET
                           RALEIGH,  NORTH  CAROLINA  27601
                           ------------------
                           NATIONAL  INVESTMENT  MANAGERS           FOUNDER
                           ASSOCIATION
                           PROFESSIONAL  ORGANIZATION  CHAIRMAN
                           1899  L  STREET,  N.W.,  5TH  FLOOR
                           WASHINGTON,  D.C.  20036
                           ------------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------


JUSTIN  F.  BECKETT          SLOAN  FINANCIAL  GROUP,  INC.            DIRECTOR,
                           HOLDING  COMPANY                        EXECUTIVE
                           103  WEST  MAIN  STREET,                  VICE  PRES.
                           4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           SLOAN  HOLDINGS,  INC.                   EXECUTIVE
                           HOLDING  COMPANY                        VICE  PRES.
                           103  WEST  MAIN  STREET,  4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           NEW  AFRICA  ADVISERS,  INC.              FOUNDER,
                           INVESTMENT  ADVISER                     PRESIDENT,
                           103 WEST MAIN STREET, 4TH FLOOR AND CEO DURHAM, NORTH CAROLINA 27701
                           ------------------
                           NCM  CAPITAL  MANAGEMENT  GROUP,  INC.
                           INVESTMENT  ADVISE                      EXECUTIVE
                           103  WEST  MAIN  STREET,                  VICE  PRES.
                           4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           SLOAN  COMMUNICATIONS,  INC.             DIRECTOR
                           TELECOMMUNICATIONS  CORPORATION
                           103  WEST  MAIN  STREET,  4TH  FLOOR
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           PCS  DEVELOPMENT  CORPORATION            DIRECTOR
                           TELECOMMUNICATIONS  CORPORATION
                           P.O.  BOX  272
                           24  VARDRY  STREET,  SUITE  401
                           GREENVILLE,  SOUTH  CAROLINA  29602
                           ------------------
                           CALVERT-SLOAN  ADVISERS,  L.L.C.         DIRECTOR
                           INVESTMENT  ADVISOR                     AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------


VICTORIA  TREADWELL         NCM  CAPITAL  MANAGEMENT                 OFFICER
                           INVESTMENT  ADVISOR
                           103  WEST  MAIN  STREET
                           DURHAM,  NORTH  CAROLINA  27701
                           ------------------
                           CALVERT-SLOAN  ADVISERS,  L.L.C.         DIRECTOR
                           INVESTMENT  ADVISOR                     AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------


CRAIG  CLOYED               CALVERT-SLOAN  ADVISERS,  L.L.C.         DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814


SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------


KATHERINE  STONER           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------


IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------


VICTOR  FRYE                CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------


ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A)      REGISTRANT'S  PRINCIPAL  UNDERWRITER  ALSO  UNDERWRITES
SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES, CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES,
THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., AND CALVERT VARIABLE SERIES, INC.

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL         POSITION(S)  WITH               POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                    REGISTRANT

BARBARA  J.  KRUMSIEK        DIRECTOR  AND  PRESIDENT         PRESIDENT  AND
                                                          DIRECTOR

RONALD  M.  WOLFSHEIMER      DIRECTOR,  SENIOR  VICE          TREASURER
                           PRESIDENT  AND  CHIEF  FINANCIAL  OFFICER

WILLIAM  M.  TARTIKOFF       DIRECTOR,  SENIOR  VICE          VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY        SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT          NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS     NONE

STEVE  COHEN                VICE  PRESIDENT                 NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT        NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT        NONE

ANTHONY  EAMES              REGIONAL  VICE  PRESIDENT        NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT        NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT        NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT        NONE

CHRISTIE  TESKE             REGIONAL  VICE  PRESIDENT        NONE

TANYA  WILLIAMS             REGIONAL  VICE  PRESIDENT        NONE

SUSAN  WALKER  BENDER        ASSISTANT  SECRETARY            ASSISTANT SECRETARY

KATHERINE  STONER           ASSISTANT  SECRETARY            ASSISTANT  SECRETARY

IVY  WAFFORD  DUKE           ASSISTANT  SECRETARY            ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY            ASSISTANT  SECRETARY
                           AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         NOT  APPLICABLE



SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 29TH DAY OF JULY, 1999.


CALVERT  NEW  WORLD  FUND,  INC.

BY:  _____________**______________
         BARBARA  J.  KRUMSIEK
         DIRECTOR


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON MAY 28, 1998.


SIGNATURE                           TITLE


__________**____________            DIRECTOR
BARBARA  J.  KRUMSIEK                 (PRINCIPAL  EXECUTIVE  OFFICER)


__________**____________            TREASURER
RONALD  M.  WOLFSHEIMER               (PRINCIPAL  ACCOUNTING  OFFICER)


__________**____________            DIRECTOR
ELIAS  BELAYNEH


__________**____________            DIRECTOR
ROBERT  S.  BROWNE


__________**____________            DIRECTOR
RENO  MARTINI


__________**____________            DIRECTOR

MADALA  MTHEMBU


__________**____________            DIRECTOR
DONALD  R.  NORLAND


__________**____________            DIRECTOR
MACEO  K.  SLOAN


__________**____________            DIRECTOR
TIM  SMITH



**BY  SUSAN  WALKER  BENDER  AS  ATTORNEY-IN-FACT.  SEE  EXHIBIT  24.

EXHIBIT  INDEX

FORM  N-1A
ITEM  NO.

      99.B9      RULE  18F-3  MULTIPLE  CLASS  PLAN,  FILED  HEREWITH.

      99.B10 OPINION AND CONSENT OF COUNSEL AS TO LEGALITY OF SHARES BEING REGISTERED, FILED HEREWITH.

      99.B11     INDEPENDENT  AUDITORS'  CONSENT,  FILED  HEREWITH.

      EX.  27     FINANCIAL  DATA  SCHEDULES,  FILED  HEREWITH.